Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Schedule of Estimated Useful life of Property and Equipment

Property and equipment are stated at cost and are depreciated on a straight-line basis over their estimated useful lives as follows:

Computer equipment and purchased software	3 years
Leasehold improvements	Lesser of useful life or lease term
Furniture and fixtures	3 years

Property and equipment are stated at cost and are depreciated on a straight-line basis over their estimated useful lives as follows as of December 31, 2017 and 2016:

Asset type	Useful life

Computer equipment and purchased software	3 years
Leasehold improvements	Lesser of useful life or lease terms
Furniture and fixtures	3 years